DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Schedule of subsidiaries included in the consolidation process and the respective equity interest owned by the company

			Telecom Argentina's
			direct/indirect interest
			in capital stock and
Company	Main Activity	Country	votes
Núcleo	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos	Mobile financial services	Paraguay	67.50%
Tuves Paraguay	Distribution of television and audio signals direct to home services	Paraguay	67.50%
Micro Sistemas	Services related to the use of electronic payment media	Argentina	100.00%
Pem	Investment	Argentina	100.00%
Cable Imagen	Closed-circuit television	Argentina	100.00%
Televisión Dirigida	Cable television services	Paraguay	100.00%
Adesol (a)	Holding	Uruguay	100.00%
AVC Continente Audiovisual (b)	Broadcasting services	Argentina	100.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Telecom USA	Telecommunication services	USA	100.00%
Personal Smarthome (c)	Security solutions and services	Argentina	100.00%
Personal Smart Security (d)	Prestación de servicios de seguridad y/o servicios relacionados.	Argentina	100.00%
Opalker (e)	Cybersecurity and related services	Uruguay	100.00%
NYSSA. (f)	Prestación de servicios de acceso a internet.	Argentina	100.00%
(a)	Includes the 100% interest in Telemas S.A., which holds interests in the following special-purpose entities: Audomar S.A., Bersabel S.A., Dolfycor S.A., Reiford S.A., Space Energy S.A., Tracel S.A. and Visión Satelital S.A. (See Note 3.d.4)) to these consolidated financial statements).
(b)	On October 27, 2021, Telecom acquired the remaining 40% of AVC Continente Audiovisual’s capital stock. For further information, see Note 3.d.1.a) to these consolidated financial statements.
(c)	Company started on December 30, 2020 and registered in the IGJ on June 9, 2021 As of December 31, 2022 is a dormant entity.
(d)	Company indirectly acquired on April 5, 2022 for a total consideration of $0.1 through subsidiary Personal Smarthome S.A. As of December 31, 2022 is a dormant entity.
(e)	Company acquired on July 27, 2021. On August 18, 2022, the Board of Directors of Telecom Argentina decided to make contributions to its controlled company Opalker, which were integrated through the credit that the Company had on Opalker, for US$0.2 million (equivalent to $28 in currency of 31 December 2022).
(f)	Company acquired on June 1, 2022. For further information, see Note 3.d.1.b) to these consolidated financial statements.

Schedule of income statement information

Presented below is the Segment financial information as it is analyzed by the Executive Committee and the CEO for the years ended December 31, 2022, 2021 and 2020.

◻	Consolidated Income Statement as of December 31, 2022

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	504,432	178,550	682,982	36,528	12,718	49,246	(3,046)	729,182
Operating costs without depreciation, amortization and impairment of fixed assets	(370,534)	(132,133)	(502,667)	(21,661)	(7,520)	(29,181)	3,046	(528,802)
Adjusted EBITDA	133,898	46,417	180,315	14,867	5,198	20,065	—	200,380

Depreciation, amortization and impairment of fixed assets								(495,321)
Operating loss								(294,941)
Earnings from associates								819
Debt financial expenses								29,744
Other financial results, net								32,234
Loss before income tax expense								(232,144)
Income tax expense								26,504
Net loss								(205,640)

Attributable to:
Controlling Company								(207,833)
Non-controlling interest								2,193
								(205,640)

◻	Consolidated Income Statement as of December 31, 2021

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	332,816	438,992	771,808	26,215	34,719	60,934	(3,911)	828,831
Operating costs without depreciation, amortization and impairment of fixed assets	(229,554)	(308,282)	(537,836)	(15,514)	(20,771)	(36,285)	3,911	(570,210)
Adjusted EBITDA	103,262	130,710	233,972	10,701	13,948	24,649	—	258,621

Depreciation, amortization and impairment of fixed assets								(264,050)
Operating loss								(5,429)

Earnings from associates								770
Debt financial expenses								55,906
Other financial results, net								33,015
Income before income tax expense								84,262
Income tax expense								(64,900)
Net income								19,362

Attributable to:
Controlling Company								16,878
Non-controlling interest								2,484
								19,362

◻	Consolidated Income Statement as of December 31, 2020

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	240,325	588,261	828,586	18,183	44,138	62,321	(4,142)	886,765
Operating costs without depreciation, amortization and impairment of fixed assets	(158,901)	(390,278)	(549,179)	(11,419)	(27,793)	(39,212)	4,142	(584,249)
Adjusted EBITDA	81,424	197,983	279,407	6,764	16,345	23,109	—	302,516

Depreciation, amortization and impairment of fixed assets								(242,847)
Operating income								59,669

Earnings from associates								1,459
Debt financial expenses								(72,619)
Other financial results, net								20,744
Income before income tax expense								9,253
Income tax expense								(24,260)
Net loss								(15,007)

Attributable to:
Controlling Company								(16,803)
Non-controlling interest								1,796
								(15,007)

Schedule of financial statement information based on geographical area

	As of December 31
	2022	2021	2020
Sales revenues from customers located in Argentina	680,369	769,006	825,105
Sales revenues from foreign customers	48,813	59,825	61,660

CAPEX corresponding to the segment “Services rendered in Argentina	114,572	153,094	147,262
CAPEX corresponding to the segment “Other abroad segments”	11,697	13,552	16,606

Fixed assets corresponding to the segment “Services rendered in Argentina”	1,547,448	1,897,661	1,964,513
Fixed assets corresponding to the segment “Other abroad segments”	57,842	65,466	77,687

Financial Debt corresponding to the segment “Services rendered in Argentina”	457,123	505,299	571,839
Financial Debt corresponding to the segment “Other abroad segments”	12,066	14,644	16,797

Schedule of national consumer price index according to official statistics (INDEC)

	As of December 31,	As of December 31,	As of December 31,
	2020	2021	2022

National Consumer Price Index (December 2016=100)	385.88	582.46	1,134.59

Variation in Prices
Annual	36.1%	50.9%	94.8%

Banco Nación US$/$ exchange rate	84.15	102.72	177.16

Variation in the exchange rate
Annual	40.5%	22.1%	72.5%